CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (6,497)	$ 201	$ (2,643)
Other Comprehensive Income (loss):
Change in foreign currency translation adjustment	(186)	(14)	99
Total comprehensive income (loss)	(6,683)	187	(2,544)
Less: comprehensive income (loss) attributable to non-controlling interest	(73)	(10)	12
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ (6,610)	$ 197	$ (2,556)